PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
PROPERTY AND EQUIPMENT, NET

NOTE 7—PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	March 31, 2021	December 31, 2020
Computer equipment	$8,550	$8,328
Leasehold improvements	6,233	6,365
Furniture and fixtures	2,243	2,266
Construction in progress	87	90
Total property and equipment	17,113	17,049
Less: accumulated depreciation	(11,426)	(10,848)
Total property and equipment, net	$5,687	$6,201

The aggregate depreciation expense for property and equipment, net is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the three months ended March 31, 2021 and 2020, depreciation expense was $0.7 million and $0.7 million, respectively. No impairment charges or material disposals were recorded during the three months ended March 31, 2021 and 2020.

Property and equipment, net by region consists of the following:

	March 31, 2021	December 31, 2020
United States	$1,850	$2,098
EMEA(1)	3,282	3,436
All other countries	555	667
Total property and equipment, net	$5,687	$6,201
(1)	Europe, Middle East and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.

NOTE 5—PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Computer equipment	$8,328	$7,176
Leasehold improvements	6,365	5,953
Furniture and fixtures	2,266	2,081
Construction in progress	90	14
Total property and equipment	17,049	15,224
Less: accumulated depreciation	(10,848)	(7,889)
Total property and equipment, net	$6,201	$7,335

The aggregate depreciation expense for property and equipment, net is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the years ended December 31, 2020, 2019 and 2018, depreciation expense was $2.8 million, $2.6 million and $1.9 million, respectively. No impairment charges or material write-offs were recorded for the years ended December 31, 2020, 2019 and 2018.

Property and equipment, net by region consists of the following (in thousands):

	December 31,
	2020	2019
United States	$2,098	$2,748
EMEA(1)	3,436	3,607
All other countries	667	980
Total property and equipment, net	$6,201	$7,335
(1)	Europe, Middle East and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.